THE KELMOORE STRATEGY(R) FUNDS





                                   [GRAPHIC]



                                  ANNUAL REPORT

                            Kelmoore Strategy(R) Fund
                         Kelmoore Strategy(R) Eagle Fund
                        Kelmoore Strategy(R) Liberty Fund

                ------------------------------------------------

                                FEBRUARY 28, 2002

The Kelmoore Strategic Trust
February 28, 2002



Dear Fellow Shareholder:


As the Federal Reserve Board continued its unprecedented interest rate cutting campaign throughout 2001, the S&P 100 Index and NASDAQ Composite Index spent the entire past twelve months in the red as recessionary fears turned into reality as evidenced by the lackluster earnings reports turned in by a vast majority of the indices' components. By the end of the summer, optimism for an economic recovery became common talk on Wall Street, only to quickly vanish as the tragic events of September 11, 2001 not only dashed hopes for a quick recovery, but also delayed the markets opening for six days. When the markets ultimately reopened, fear ruled the market as indicated by the Chicago Board Options Exchange's VIX Index's historic rise to an all time high. The market soon bottomed on September 21, 2001 and the S&P 100 and NASDAQ Composite regained better than half their year to date losses to close down 11.0% and 19.2%, respectively. While interest rates and equity prices were trending lower, bonds were the major beneficiary.

Investors' renewed interest in earnings and future guidance seemed to coincide with the disappearance of both elements. Wall Street seemed to be working off the excesses of the late nineties for the second year in a row, the first consecutive negative return years since 1973 and 1974. We at Kelmoore remain optimistic about the future and are continuing our discipline of selling covered options against some of America's most fundamentally strong companies that should survive downturns and thrive when growth once again becomes apparent.


Sincerely,


/s/ Matthew Kelmon


Matthew Kelmon
President

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 28, 2002


HOW DID THE KELMOORE STRATEGY(R) FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?

For the year ended February 28, 2002, the Kelmoore Strategy(R) Fund returned (19.93)% and (16.00)% for Class A and Class C shares, respectively, as compared to the S&P 100 Index return of (11.03)% and the CSFB High Yield Index II return of (0.62)%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?

The Fund was negatively affected by the overall downturn in the economy, as earnings disappointments were commonplace and visibility for future profits was blurred. The technology sector was again a very poor performer, which adversely affected the Fund's performance. The events of September 11, 2001 temporarily had investors heading for the exits, but the market snapped back by the end of February 2002 to cap an extraordinarily difficult year. The selling of covered options against the Fund's portfolio had a positive effect on the Fund's performance as a majority of call options sold expired worthless.

                  KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT

           -------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
           FOR PERIOD ENDED FEBRUARY 28, 2002, CLASS A
           1 Year                                         (19.93)%
           Since 05/03/99 (Inception)                     (13.12)%
           -------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION, WITH REINVESTMENT OF ALL DISTRIBUTIONS. The values and returns for the Kelmoore Strategy(R) Fund Class A include the maximum sales charge of 5.50% placed on purchases.

                                     CLASS A

                               [PLOT POINTS CHART]

                                                                                                 Lehman Brothers
                                                                           Dow Jones       Corporate Bond Intermediate
             Class A   CSFB High Yield II**   Standard & Poor's 100   Industrial Average       Total Return Index
             -------   --------------------   ---------------------   ------------------       ------------------
Inception*     9,450         10,000                  10,000                  10,000                   10,000
11/30/99       9,923         10,152                  10,314                  10,157                   10,024
2/29/00        9,879         10,302                  10,339                   9,491                   10,063
8/31/00       11,044         10,315                  11,640                  10,593                   10,616
2/28/01        8,491         10,352                  10,103                  10,343                   11,410
8/31/01        7,849         10,385                   8,216                   9,190                   11,912
2/28/02        7,191         10,308                   8,063                   9,387                   12,194

 *Class A commenced operations on October 25, 1999.

**The CSFB High Yield Index II (formerly DLJ High Yield Total Return Index) is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.

  The S&P 100 and CSFB High Yield II are unmanaged indices, and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  The comparative benchmarks were changed on May 10, 2001, from the Dow Jones Industrial Average and Lehman Brothers Corporate Bond Intermediate Total Return Index to the Standard & Poor's 100 and CSFB High Yield Index II. The CSFB High Yield Index II and S&P 100 Index have been determined to be the most appropriate indices to be used for comparative purposes.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 28, 2002

                  KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT

           -------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
           FOR PERIOD ENDED FEBRUARY 28, 2002, CLASS C
           1 Year                                         (16.00)%
           Since 05/03/99 (Inception)                      (9.38)%
           -------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION, WITH REINVESTMENT OF ALL DISTRIBUTIONS.

                                    CLASS C

                               [PLOT POINTS CHART]

                                                                                                  Lehman Brothers
                                                                            Dow Jones       Corporate Bond Intermediate
              Class C   CSFB High Yield II**   Standard & Poor's 100   Industrial Average       Total Return Index
              -------   --------------------   ---------------------   ------------------       ------------------
Inception*    10,000           10,000                 10,000                 10,000                    10,000
5/31/99        9,700            9,801                  9,759                  9,810                     9,889
8/31/99       10,300            9,801                 10,286                 10,102                     9,811
2/29/00       10,554            9,944                 11,035                  9,517                    10,000
8/31/00       11,754            9,957                 12,424                 10,622                    10,553
2/28/01        9,012            9,992                  9,673                 10,366                    11,347
8/31/01        8,293           10,024                  8,770                  9,213                    11,849
2/28/02        7,570            9,950                  8,606                  9,410                    12,131

 *Class C commenced operations on May 3, 1999.

**The CSFB High Yield Index II (formerly DLJ High Yield Total Return Index) is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.

  The S&P 100 and CSFB High Yield II are unmanaged indices, and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  The comparative benchmarks were changed on May 10, 2001, from the Dow Jones Industrial Average and Lehman Brothers Corporate Bond Intermediate Total Return Index to the Standard & Poor's 100 and CSFB High Yield Index II. The CSFB High Yield Index II and S&P 100 Index have been determined to be the most appropriate indices to be used for comparative purposes.

KELMOORE STRATEGY(R) EAGLE FUND                                FEBRUARY 28, 2002


HOW DID THE KELMOORE STRATEGY(R) EAGLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?

For the year ended February 28, 2002, the Kelmoore Strategy(R) Eagle Fund returned (23.01)% and (19.25)% for Class A and Class C shares, respectively, as compared to the S&P 100 Index return of (11.03)% and the NASDAQ Composite Index return of (19.26)%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?

The heavily-weighted technology and financial Fund was hit hard by the overall downturn in the economy that was magnified in the technology sector as the market continued to work off the excesses of recent years. After the market bottomed on September 21, 2001, the Fund rebounded nicely in the calendar fourth quarter. The extreme swings in market volatility minimized the effects of the sale of options against the Fund's holdings. None the less, the Fund was able to keep pace with its benchmark NASDAQ Composite Index while trailing the S&P 100 Index.

               KELMOORE STRATEGY(R) EAGLE FUND PERFORMANCE REPORT

           -------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
           FOR PERIOD ENDED FEBRUARY 28, 2002
                                               Class A    Class C
                                               -------    -------
           1 Year                              (23.01)%   (19.25)%
           Since 06/29/00 (Inception)          (46.98)%   (45.68)%
           -------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION, WITH REINVESTMENT OF ALL DISTRIBUTIONS. The values and returns for the Kelmoore Strategy(R) Eagle Fund Class A include the maximum sales charge of 5.50% placed on purchases.

                          STRATEGY EAGLE CLASS A AND C

                               [PLOT POINTS CHART]

                Class A    NASDAQ Composite    Standard & Poor's 100    Class C
                -------    ----------------    ---------------------    -------

Inception*        9,450         10,000                 10,000           10,000
7/31/00           8,957          9,499                  9,911            9,477
8/31/00          10,259         10,608                 10,490           10,844
11/30/00          6,097          6,555                  8,863            6,429
2/28/01           4,250          5,433                  8,167            4,474
5/31/01           4,134          5,333                  8,262            4,350
8/31/01           3,407          4,566                  7,405            3,581
11/30/01          3,726          4,887                  7,525            3,905
2/28/02           3,464          4,387                  7,267            3,612

*Class A and Class C commenced operations on June 29, 2000.

The S&P 100 and NASDAQ Composite are unmanaged indices, and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

KELMOORE STRATEGY(R) LIBERTY FUND                              FEBRUARY 28, 2002


HOW DID THE KELMOORE STRATEGY(R) LIBERTY FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?

For the year ended February 28, 2002, the Kelmoore Strategy(R) Liberty Fund returned (9.65)% and (5.00)% for Class A and Class C shares, respectively, as compared with the S&P 100 Index return of (11.03)% and the CSFB High Yield II Index return of (0.62)%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?

The Fund was able to outperform the S&P 100 Index as put options owned by the Fund helped to limit the downside moves, while a majority of call options sold against the Fund's holdings expired worthless. The Fund trailed the CSFB High Yield II Index, which benefitted from declining interest rates and equity prices.

              KELMOORE STRATEGY(R) LIBERTY FUND PERFORMANCE REPORT

           -------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN
           FOR PERIOD ENDED FEBRUARY 28, 2002
                                               Class A    Class C
                                               -------    -------
           1 Year                               (9.65)%    (5.00)%
           Since 12/26/00 (Inception)          (16.21)%   (12.65)%
           -------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION, WITH REINVESTMENT OF ALL DISTRIBUTIONS. The values and returns for the Kelmoore Strategy(R) Liberty Fund Class A include the maximum sales charge of 5.50% placed on purchases.


                         STRATEGY LIBERTY CLASS A AND C

                               [PLOT POINTS CHART]

              Class A   CSFB High Yield II**    Standard & Poor's 100   Class C
              -------   ---------------------   ---------------------   -------
Inception*     9,450           10,000                 10,000             10,000
1/31/01        9,679            9,499                 10,426             10,230
2/28/01        8,497           10,694                  9,352              8,979
5/31/01        8,874           10,640                  9,461              9,358
8/31/01        8,163           10,728                  8,479              8,605
11/30/01       8,633           10,621                  8,617              9,081
2/28/02        8,123           10,648                  8,321              8,531

 *Class A and Class C commenced operations on December 26, 2000.

**The CSFB High Yield Index II (formerly DLJ High Yield Total Return Index) is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.

  The S&P 100 and CSFB High Yield II are unmanaged indices, and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2002


                                                                  Value
Shares                                                           (Note 1)
------                                                         ------------
COMMON STOCKS - 91.9%++

         CONSUMER GOODS - 7.9%
261,300  AOL Time Warner Inc.+ .............................   $  6,480,240
100,000  Amgen Inc.+ .......................................      5,798,000
 50,000  The Home Depot, Inc. ..............................      2,500,000
100,000  Merck & Co., Inc. .................................      6,133,000
                                                               ------------
                                                                 20,911,240
                                                               ------------
         FINANCIAL SERVICES - 27.4%
100,000  American Express Co. ..............................      3,645,000
102,000  American International Group, Inc. ................      7,544,940
300,000  Citigroup Inc. ....................................     13,575,000
350,000  The Goldman Sachs Group, Inc. .....................     28,329,000
200,000  Merrill Lynch & Co., Inc. .........................      9,590,000
200,000  Morgan Stanley Dean Witter & Co. ..................      9,824,000
                                                               ------------
                                                                 72,507,940
                                                               ------------
         MANUFACTURING - 11.6%
 50,000  Genentech, Inc. + .................................      2,360,000
200,000  General Electric Co. ..............................      7,700,000
100,000  Minnesota Mining &
         Manufacturing Co. .................................     11,793,000
300,000  Tyco International Ltd. ...........................      8,730,000
     93  Visteon Corp. .....................................          1,319
                                                               ------------
                                                                 30,584,319
                                                               ------------
         RESOURCES - 17.1%
200,000  Alcoa Inc. ........................................      7,514,000
150,000  ChevronTexaco Corp. ...............................     12,666,000
100,000  du Pont (E.I.) de Nemours & Co. ...................      4,684,000
350,000  Exxon Mobil Corp. .................................     14,455,000
100,000  Schlumberger Ltd. .................................      5,821,000
                                                               ------------
                                                                 45,140,000
                                                               ------------

                                                                   Value
Shares                                                           (Note 1)
------                                                         ------------
         TECHNOLOGY - 27.9%
300,000  Analog Devices, Inc.+ .............................   $ 11,163,000
250,000  Applied Materials, Inc.+ ..........................     10,867,500
300,000  Cisco Systems, Inc.+ ..............................      4,281,000
150,000  Intel Corp. .......................................      4,282,500
100,000  International Business Machines Corp...............      9,812,000
325,000  Microsoft Corp.+ ..................................     18,960,500
300,000  Sun Microsystems, Inc.+ ...........................      2,553,000
400,000  Texas Instruments Inc. ............................     11,740,000
                                                               ------------
                                                                 73,659,500
                                                               ------------
         TOTAL COMMON STOCKS
         (Cost $278,733,954)................................    242,802,999
                                                               ------------

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2002


Number of
Contract Shares                         Expiration    Strike       Value
Subject to Call                            Date       Price      (Note 1)
---------------                         ----------   --------  ------------
CALL OPTIONS WRITTEN - (1.9)%

         CONSUMER GOODS - (0.1)%
100,000  Amgen Inc. ...................  03/16/02     $ 60.0   $    (70,000)
 50,000  The Home
         Depot, Inc. ..................  03/16/02       50.0        (70,000)
100,000  Merck & Co., Inc. ............  03/16/02       60.0       (190,000)
                                                               ------------
                                                                   (330,000)
                                                               ------------
         FINANCIAL SERVICES - (0.6)%
100,000  American
         Express Co. ..................  04/20/02       37.5       (155,000)
100,000  American
         International Group,
         Inc. .........................  03/16/02       75.0       (175,000)
300,000  Citigroup Inc. ...............  03/16/02       45.0       (405,000)
350,000  The Goldman Sachs
         Group, Inc. ..................  03/16/02       85.0       (332,500)
200,000  Merrill Lynch & Co.,
         Inc. .........................  03/16/02       50.0       (130,000)
200,000  Morgan Stanley Dean
         Witter & Co. .................  03/16/02       50.0       (320,000)
                                                               ------------
                                                                 (1,517,500)
                                                               ------------
         MANUFACTURING - (0.4)%
 50,000  Genentech, Inc. ..............  03/16/02       50.0        (47,500)
200,000  General Electric Co. .........  04/20/02       40.0       (220,000)
100,000  Minnesota Mining &
         Manufacturing Co. ............  03/16/02      115.0       (460,000)
300,000  Tyco International
         Ltd. .........................  03/16/02       30.0       (345,000)
                                                               ------------
                                                                 (1,072,500)
                                                               ------------
         RESOURCES - (0.2)%
200,000  Alcoa Inc. ...................  03/16/02       37.5       (220,000)
150,000  ChevronTexaco Corp. ..........  03/16/02       85.0       (172,500)
100,000  du Pont (E.I.) de
         Nemours & Co. ................  04/20/02       50.0        (90,000)
100,000  Schlumberger Ltd. ............  03/16/02       60.0       (100,000)
                                                               ------------
                                                                   (582,500)
                                                               ------------

Number of
Contract Shares                         Expiration    Strike       Value
Subject to Call/Put                        Date       Price      (Note 1)
-------------------                     ----------   --------  ------------
         TECHNOLOGY - (0.6)%
300,000  Analog Devices, Inc. .........  03/16/02     $ 40.0   $   (300,000)
250,000  Applied Materials, Inc. ......  03/16/02       47.5       (150,000)
300,000  Cisco Systems, Inc. ..........  03/16/02       15.0       (150,000)
150,000  Intel Corp. ..................  04/20/02       30.0       (240,000)
100,000  International Business
         Machines Corp. ...............  03/16/02      100.0       (200,000)
300,000  Microsoft Corp. ..............  03/16/02       60.0       (300,000)
400,000  Texas Instruments Inc. .......  03/16/02       30.0       (360,000)
                                                               ------------
                                                                 (1,700,000)
                                                               ------------
         TOTAL CALL OPTIONS WRITTEN
         (Premiums received $5,555,713) ..................       (5,202,500)
                                                               ------------
PUT OPTIONS WRITTEN - (0.6)%

         CONSUMER GOODS - (0.3)%
138,700  AOL Time Warner Inc. .........  03/16/02       30.0       (707,370)
                                                               ------------
         MANUFACTURING - (0.2)%
100,000  The Boeing Co. ...............  03/16/02       45.0        (65,000)
100,000  Genentech, Inc. ..............  03/16/02       50.0       (300,000)
100,000  General Motors Corp. .........  03/16/02       55.0       (245,000)
                                                               ------------
                                                                   (610,000)
                                                               ------------
         RESOURCES - (0.1)%
150,000  Halliburton Co. ..............  04/20/02       17.5       (285,000)
                                                               ------------
         TOTAL PUT OPTIONS WRITTEN
         (Premiums received $1,250,497)...................       (1,602,370)
                                                               ------------
         TOTAL WRITTEN OPTIONS
         (Premiums received $6,806,210)...................       (6,804,870)
                                                               ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 10.6% .................................       28,093,062
                                                               ------------
NET ASSETS - 100.0% ......................................     $264,091,191
                                                               ============

---------------------------------------
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written call options.

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2002


                                                                  Value
Shares                                                           (Note 1)
------                                                         ------------
COMMON STOCKS - 91.8%++

         CONSUMER GOODS - 7.6%
 25,000  Amgen Inc.+ .......................................   $  1,449,500
 33,500  AOL Time Warner Inc.+ .............................        830,800
 20,000  NVIDIA Corp.+ .....................................      1,020,200
                                                               ------------
                                                                  3,300,500
                                                               ------------
         FINANCIAL SERVICES - 15.6%
 23,000  The Goldman Sachs Group, Inc. .....................      1,861,620
 30,000  Lehman Brothers Holdings Inc. .....................      1,695,000
 35,000  Merrill Lynch & Co., Inc. .........................      1,678,250
 32,000  Morgan Stanley Dean Witter & Co. ..................      1,571,840
                                                               ------------
                                                                  6,806,710
                                                               ------------
         MANUFACTURING - 12.1%
 30,000  Applied Biosystems Group -
         Applera Corp. .....................................        678,000
 30,000  Genentech, Inc. + .................................      1,416,000
 25,000  Guidant Corp.+ ....................................      1,037,500
 35,000  Linear Technology Corp. ...........................      1,289,050
 20,000  MedImmune, Inc.+ ..................................        824,600
                                                               ------------
                                                                  5,245,150
                                                               ------------
         RESOURCES - 0.1%
  2,500  Halliburton Co. ...................................         41,150
                                                               ------------

                                                                   Value
Shares                                                           (Note 1)
------                                                         ------------
         TECHNOLOGY - 48.2%
  5,000  Advanced Micro Devices, Inc.+ .....................   $     67,500
 15,000  Altera Corp.+ .....................................        286,050
 60,000  Analog Devices, Inc.+ .............................      2,232,600
 50,000  Apple Computer, Inc.+ .............................      1,085,000
 30,000  Applied Materials, Inc.+ ..........................      1,304,100
 30,000  Cisco Systems, Inc.+ ..............................        428,100
 60,000  Dell Computer Corp.+ ..............................      1,481,400
 30,000  Intel Corp. .......................................        856,500
    736  McDATA Corp.+ .....................................         11,599
 45,000  Microsoft Corp.+ ..................................      2,625,300
 50,000  Motorola, Inc. ....................................        650,000
110,000  Oracle Corp.+ .....................................      1,828,200
 80,000  SanDisk Corp.+ ....................................      1,176,800
 35,000  Siebel Systems, Inc.+ .............................        971,600
100,000  Sun Microsystems, Inc.+ ...........................        851,000
 50,000  Texas Instruments Inc. ............................      1,467,500
175,000  TIBCO Software Inc.+ ..............................      1,846,250
 50,000  VERITAS Software Corp.+ ...........................      1,774,500
                                                               ------------
                                                                 20,943,999
                                                               ------------
         TELECOMMUNICATIONS - 8.2%
 25,000  Broadcom Corp.+ ...................................        766,250
 15,000  Exodus Communications, Inc.+ ......................            420
 50,000  Network Appliance, Inc.+ ..........................        799,500
 40,000  Nokia Corp. ADR ...................................        830,800
 35,000  QUALCOMM Inc.+ ....................................      1,163,750
                                                               ------------
                                                                 3,560,720
                                                               ------------
         TOTAL COMMON STOCKS
         (Cost $50,201,370).................................     39,898,229
                                                               ------------

                    See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2002


Number of
Contract Shares                         Expiration    Strike       Value
Subject to Put/Call                        Date       Price       (Note 1)
-------------------                     ----------   --------   -----------
CALL OPTIONS WRITTEN - (1.1)%

         CONSUMER GOODS - (0.1)%
 25,000  Amgen Inc. ...................  03/16/02     $ 60.0    $   (17,500)
 20,000  NVIDIA Corp. .................  03/16/02       55.0        (37,000)
                                                                -----------
                                                                    (54,500)
                                                                -----------
         FINANCIAL SERVICES - (0.2)%
 23,000  The Goldman Sachs
         Group, Inc. ..................  04/20/02       90.0        (40,250)
 30,000  Lehman Brothers
         Holdings Inc. ................  03/16/02       60.0        (21,000)
 32,000  Morgan Stanley Dean
         Witter & Co. .................  04/20/02       55.0        (41,600)
                                                                -----------
                                                                   (102,850)
                                                                -----------
         MANUFACTURING - (0.3)%
 30,000  Genentech, Inc. ..............  03/16/02       50.0        (28,500)
 25,000  Guidant Corp. ................  04/20/02       45.0        (31,250)
 35,000  Linear Technology
         Corp. ........................  03/16/02       40.0        (29,750)
 20,000  MedImmune, Inc. ..............  04/20/02       45.0        (26,500)
                                                                -----------
                                                                   (116,000)
                                                                -----------
         TECHNOLOGY - (0.4)%
 15,000  Altera Corp. .................  03/16/02       20.0        (12,000)
 50,000  Apple Computer Inc. ..........  04/20/02       25.0        (32,500)
 30,000  Applied Materials, Inc. ......  03/16/02       47.5        (18,000)
 30,000  Cisco Systems, Inc. ..........  03/16/02       15.0        (15,000)
 60,000  Dell Computer Corp. ..........  04/20/02       27.5        (48,000)
 35,000  Siebel Systems, Inc. .........  03/16/02       35.0         (7,000)
 50,000  VERITAS Software
         Corp. ........................  03/16/02       40.0        (40,000)
                                                                -----------
                                                                   (172,500)
                                                                -----------

Number of
Contract Shares                         Expiration    Strike       Value
Subject to Put/Call                        Date       Price       (Note 1)
-------------------                     ----------   --------   -----------
         TELECOMMUNICATIONS - (0.1)%
 12,500  Broadcom Corp. ...............  03/16/02     $ 40.0    $    (2,500)
 50,000  Network Appliance,
         Inc. .........................  04/20/02       20.0        (40,000)
                                                                -----------
                                                                    (42,500)
                                                                -----------
         TOTAL CALL OPTIONS WRITTEN
         (Premiums received $673,408).....................         (488,350)
                                                                -----------
PUT OPTIONS WRITTEN - (1.3)%

         TECHNOLOGY - (0.9)%
 60,000  EMC Corp. ....................  03/16/02       15.0       (258,000)
 20,000  Siebel Systems, Inc. .........  03/16/02       35.0       (142,000)
                                                                -----------
                                                                   (400,000)
                                                                -----------
         TELECOMMUNICATIONS - (0.4)%
 30,000  Broadcom Corp. ...............  03/16/02       35.0       (162,000)
                                                                -----------
         TOTAL PUT OPTIONS WRITTEN
         (Premiums received $227,902).....................         (562,000)
                                                                -----------
         TOTAL WRITTEN OPTIONS
         (Premiums received $901,310).....................       (1,050,350)
                                                                -----------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 10.6% .................................        4,592,669
                                                                -----------
NET ASSETS - 100.0% ......................................      $43,440,548
                                                                ===========

---------------------------------------
ADR - American Depository Receipt
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written call options.

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2002


                                                                  Value
Shares                                                           (Note 1)
------                                                         ------------
COMMON STOCKS - 98.2%++

         CONSUMER GOODS - 25.4%
 43,500  AOL Time Warner Inc.+ .............................   $  1,078,800
 21,000  Amgen Inc.+ .......................................      1,217,580
 21,000  Bristol-Myers Squibb Co. ..........................        987,000
 13,000  The Coca-Cola Co. .................................        616,070
 16,000  The Home Depot, Inc. ..............................        800,000
 10,000  Johnson & Johnson .................................        609,000
 10,300  Merck & Co., Inc. .................................        631,699
 14,000  Wal-Mart Stores, Inc. .............................        868,140
                                                               ------------
                                                                  6,808,289
                                                               ------------
         FINANCIAL SERVICES - 21.5%
 25,000  American Express Co. ..............................        911,250
 20,000  American International Group, Inc. ................      1,479,400
 23,700  Citigroup Inc. ....................................      1,072,425
 32,000  Morgan Stanley Dean Witter & Co. ..................      1,571,840
 15,200  Wells Fargo & Co. .................................        712,880
                                                               ------------
                                                                  5,747,795
                                                               ------------
         MANUFACTURING - 8.2%
 27,500  General Electric Co. ..............................      1,058,750
 56,000  Lucent Technologies Inc. ..........................        313,040
 28,000  Tyco International Ltd. ...........................        814,800
    300  Zimmer Holdings, Inc.+ ............................         10,728
                                                               ------------
                                                                  2,197,318
                                                               ------------
         RESOURCES - 7.2%
 30,000  Exxon Mobil Corp. .................................      1,239,000
 12,000  Schlumberger Ltd. .................................        698,520
                                                               ------------
                                                                  1,937,520
                                                               ------------
         TECHNOLOGY - 35.9%
 25,000  AT&T Corp. ........................................        388,500
 70,000  Cisco Systems, Inc.+ ..............................        998,900
 80,000  EMC Corp.+ ........................................        872,000
 57,000  Hewlett-Packard Co. ...............................      1,146,840
 50,000  Intel Corp. .......................................      1,427,500
 12,000  International Business Machines Corp. .............      1,177,440
     66  McDATA Corp.+ .....................................          1,040

                                                                  Value
Shares                                                           (Note 1)
------                                                         ------------
         TECHNOLOGY (CONTINUED)
 22,500  Microsoft Corp.+ ..................................   $  1,312,650
 17,000  Nortel Networks Corp. .............................         86,190
 36,600  Texas Instruments Inc. ............................      1,074,210
 24,000  Verizon Communications Inc. .......................      1,123,200
                                                               ------------
                                                                  9,608,470
                                                               ------------
         TOTAL COMMON STOCKS
         (Cost $28,658,989).................................     26,299,392
                                                               ------------

Number of Contract                      Expiration    Strike
Shares Subject to Put                      Date       Price
---------------------                   ----------   --------
PUT OPTIONS PURCHASED - 0.2%

         CONSUMER GOODS - 0.0%#
  1,500  Amgen Inc. ...................  03/16/02     $ 60.0          3,450
  5,000  The Coca-Cola Co. ............  03/16/02       45.0          1,000
  3,500  The Home Depot, Inc. .........  03/16/02       50.0          5,075
  1,500  Johnson & Johnson ............  03/16/02       55.0            150
  3,000  Merck & Co., Inc. ............  03/16/02       60.0          2,250
  3,000  Wal-Mart Stores, Inc. ........  03/16/02       60.0          1,950
                                                               ------------
                                                                     13,875
                                                               ------------
         FINANCIAL SERVICES - 0.0%#
  4,000  American Express Co. .........  03/16/02       32.5            600
  1,500  American International
         Group, Inc. ..................  03/16/02       75.0          3,300
  7,500  Wells Fargo & Co. ............  03/16/02       45.0          1,688
                                                               ------------
                                                                      5,588
                                                               ------------
         MANUFACTURING - 0.0%#
  3,000  General Electric Co. .........  03/16/02       37.5          1,800
  3,000  Tyco International Ltd. ......  03/16/02       30.0          6,000
                                                               ------------
                                                                      7,800
                                                               ------------
         RESOURCES - 0.0%#
  2,000  Schlumberger Ltd. ............  03/16/02       55.0          1,000
  3,000  Exxon Mobil Corp. ............  03/16/02       40.0            600
                                                               ------------
                                                                      1,600
                                                               ------------

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2002


Number of
Contract Shares                         Expiration    Strike       Value
Subject to Put/Call                        Date       Price       (Note 1)
-------------------                     ----------   --------   -----------
PUT OPTIONS PURCHASED (Continued)

         TECHNOLOGY - 0.2%
  5,000  Cisco Systems, Inc. ..........  03/16/02     $ 17.5    $    15,000
  3,500  EMC Corp. ....................  03/16/02       15.0         15,050
  5,000  Hewlett-Packard Co. ..........  03/16/02       20.0          3,500
  2,000  Microsoft Corp. ..............  03/16/02       60.0          4,600
  3,000  Verizon
         Communications Inc. ..........  03/16/02       45.0          1,500
                                                                -----------
                                                                     39,650
                                                                -----------
         TOTAL PUT OPTIONS PURCHASED
         (Cost $91,278) ..................................           68,513
                                                                -----------
         TOTAL INVESTMENTS - 98.4%
         (Cost $28,750,267) ..............................       26,367,905
                                                                -----------
CALL OPTIONS WRITTEN - (2.6)%

         CONSUMER GOODS - (0.5)%
 21,000  Amgen Inc. ...................  03/16/02       60.0        (14,700)
 11,000  Bristol-Myers
         Squibb Co. ...................  06/22/02       50.0        (14,850)
 16,000  The Home Depot, Inc. .........  03/16/02       50.0        (22,400)
 10,000  Johnson & Johnson ............  04/20/02       60.0        (23,000)
 10,300  Merck & Co., Inc. ............  04/20/02       60.0        (28,325)
 14,000  Wal-Mart Stores, Inc. ........  03/16/02       60.0        (35,700)
                                                                -----------
                                                                   (138,975)
                                                                -----------
         FINANCIAL SERVICES - (0.7)%
 11,000  American Express Co. .........  04/20/02       35.0        (26,950)
 11,000  American Express Co. .........  04/20/02       37.5        (17,050)
 12,000  American International
         Group, Inc. ..................  04/20/02       75.0        (34,200)
  8,000  American International
         Group, Inc. ..................  05/18/02       80.0        (12,400)
 23,700  Citigroup Inc. ...............  04/20/02       47.5        (29,625)
 17,000  Morgan Stanley Dean
         Witter & Co. .................  03/16/02       55.0         (5,100)
 15,000  Morgan Stanley Dean
         Witter & Co. .................  04/20/02       55.0        (19,500)
 15,200  Wells Fargo & Co. ............  03/16/02       45.0        (38,000)
                                                                -----------
                                                                   (182,825)
                                                                -----------

Number of
Contract Shares                         Expiration    Strike       Value
Subject to Put/Call                        Date       Price       (Note 1)
-------------------                     ----------   --------   -----------
CALL OPTIONS WRITTEN (Continued)

         MANUFACTURING - (0.1)%
 27,500  General Electric Co. .........  04/20/02     $ 40.0    $   (30,250)
 28,000  Tyco International Ltd. ......  04/20/02       40.0         (8,400)
                                                                -----------
                                                                    (38,650)
                                                                -----------
         RESOURCES - (0.4)%
 30,000  Exxon Mobil Corp. ............  03/16/02       40.0        (48,000)
 12,000  Schlumberger Ltd. ............  03/16/02       55.0        (49,200)
                                                                -----------
                                                                    (97,200)
                                                                -----------
         TECHNOLOGY - (0.9)%
 57,000  Hewlett-Packard Co. ..........  04/20/02       20.0        (85,500)
 10,000  Intel Corp. ..................  04/20/02       32.5         (8,500)
 23,000  Intel Corp. ..................  04/20/02       35.0         (8,050)
 10,000  International Business
         Machines Corp. ...............  04/20/02      110.0        (11,000)
 22,500  Microsoft Corp. ..............  04/20/02       65.0        (16,875)
 36,600  Texas Instruments Inc. .......  04/20/02       32.5        (40,260)
 24,000  Verizon
         Communications Inc. ..........  03/16/02       45.0        (57,600)
                                                                -----------
                                                                   (227,785)
                                                                -----------
         TOTAL CALL OPTIONS WRITTEN
         (Premiums received $621,298) ....................         (685,435)
                                                               -----------
PUT OPTIONS WRITTEN - (0.2)%

         MANUFACTURING - (0.2)%
 20,000  Tyco International Ltd. ......  04/20/02       30.0        (60,000)
         (Premium received $58,873)                             -----------

         TOTAL WRITTEN OPTIONS
         (Premium received $680,171) .....................         (745,435)
                                                                -----------
         CASH AND OTHER ASSETS,
         LESS LIABILITIES - 4.4% .........................        1,169,617
                                                                -----------
         NET ASSETS - 100.0% .............................      $26,792,087
                                                                ===========

---------------------------------------
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written call options. # Amount represents less than 0.1%.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF ASSETS AND LIABILITIES                            FEBRUARY 28, 2002

                                                                           Kelmoore       Kelmoore Strategy(R)  Kelmoore Strategy(R)
                                                                       Strategy(R) Fund        Eagle Fund           Liberty Fund
                                                                       -----------------  --------------------  --------------------
ASSETS:
 Investments at market value (Cost $278,733,954, $50,201,370,
  and $28,750,267 respectively) (Note 1) ............................    $ 242,802,999       $  39,898,229        $  26,367,905
 Cash and cash equivalents (Note 1) .................................       13,518,602             930,847            1,557,766
 Segregated cash for open put option contracts (Note 1) .............       23,231,250           3,832,500              630,000
 Receivables:
   Premiums receivable for options written ..........................        4,187,999                  --               29,475
   Investment securities sold .......................................        1,631,975                  --                   --
   Capital stock sold ...............................................        1,600,507             744,858              646,354
   Dividends and interest ...........................................          366,344               5,837               20,598
 Prepaid assets .....................................................           22,609               7,186                6,259
                                                                         -------------       -------------        -------------
   TOTAL ASSETS .....................................................      287,362,285          45,419,457           29,258,357
                                                                         -------------       -------------        -------------
LIABILITIES:
 Payables:
 Investment securities purchased ....................................       14,120,294             527,950            1,577,460
 Capital stock redeemed .............................................          850,002              34,937               30,875
 Dividends payable ..................................................        1,036,627             306,037               68,030
 Advisory fees ......................................................          203,612               1,657                7,037
 Distribution fees (Class C) ........................................          118,876              16,070               10,010
 Distribution fees (Class A) ........................................           21,184               4,267                2,103
 Other accrued expenses .............................................          115,629              37,641               25,320
 Option contracts written (Proceeds $6,806,210, $901,310, and
  $680,171 respectively) (Note 1) ...................................        6,804,870           1,050,350              745,435
                                                                         -------------       -------------        -------------
   TOTAL LIABILITIES ................................................       23,271,094           1,978,909            2,466,270
                                                                         -------------       -------------        -------------
NET ASSETS ..........................................................    $ 264,091,191       $  43,440,548        $  26,792,087
                                                                         =============       =============        =============
CLASS C SHARES:
 Applicable to 31,815,175, 8,411,378, and 1,966,067 shares,
  respectively; unlimited number of shares of beneficial interest
  authorized with $0.001 par value ..................................    $ 153,638,958       $  20,475,150        $  14,753,391
                                                                         =============       =============        =============
 Net asset value, offering and redemption price per Class C share ...    $        4.83       $        2.43        $        7.50
                                                                         =============       =============        =============
CLASS A SHARES:
 Applicable to 22,350,636, 9,310,685, and 1,591,587 shares,
  respectively; unlimited number of shares of beneficial interest
  authorized with $0.001 par value ..................................    $ 110,452,233       $  22,965,398        $  12,038,696
                                                                         =============       =============        =============
 Net asset value and redemption price per Class A share .............    $        4.94       $        2.47        $        7.56
                                                                         =============       =============        =============
 Offering price per Class A share (Net asset value \d 0.945) ........    $        5.23       $        2.61        $        8.00
                                                                         =============       =============        =============
NET ASSETS CONSIST OF:
 Paid-in capital ....................................................    $ 416,644,059       $  73,208,756        $  29,273,611
 Undistributed net investment loss ..................................          (29,250)               (146)                  --
 Accumulated net realized loss on securities and options ............     (116,594,003)        (19,315,881)             (33,898)
 Net unrealized depreciation on securities and options ..............      (35,929,615)        (10,452,181)          (2,447,626)
                                                                         -------------       -------------        -------------
   NET ASSETS .......................................................    $ 264,091,191       $  43,440,548        $  26,792,087
                                                                         =============       =============        =============

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF OPERATIONS

                                                                          Kelmoore      Kelmoore Strategy(R)  Kelmoore Strategy(R)
                                                                      Strategy(R) Fund      Eagle Fund           Liberty Fund
                                                                     -----------------  --------------------  --------------------
                                                                         Year Ended         Year Ended            Year Ended
                                                                     February 28, 2002   February 28, 2002     February 28, 2002
                                                                     -----------------  --------------------  --------------------
INVESTMENT INCOME:
  Dividends .....................................................       $   2,696,527       $      63,588        $      69,678
  Interest (Note 1) .............................................             451,247              36,692               11,683
                                                                        -------------       -------------        -------------
    Total Income ................................................           3,147,774             100,280               81,361
                                                                        -------------       -------------        -------------
EXPENSES:
  Investment advisory fees (Note 3) .............................           2,853,201             318,527               84,551
  Distribution fees Class C (Note 3) ............................           1,743,110             183,980               51,147
  Distribution fees Class A (Note 3) ............................             277,523              33,637                8,351
  Accounting fees ...............................................              81,808              45,422               42,460
  Administration fees ...........................................             223,782              46,802               25,569
  Custodian fees ................................................              82,609              23,907               28,471
  Insurance fees ................................................              31,917               2,719                  348
  Printing fees .................................................              80,830               3,003                1,596
  Professional fees .............................................             121,175              31,640               37,173
  Registration fees .............................................              98,267              38,845               21,758
  Transfer agent fees ...........................................             689,939             115,107               57,836
  Trustees' fees ................................................              34,499               6,000                1,948
                                                                        -------------       -------------        -------------
    Total Expenses ..............................................           6,318,660             849,589              361,208
    Fee Waivers and Expense Reimbursements (Note 3) .............                  --                  --             (131,209)
    Recoupment of Fee Waivers and Expense Reimbursements (Note 3)                  --               3,999                   --
                                                                        -------------       -------------        -------------
    Net Expenses ................................................           6,318,660             853,588              229,999
                                                                        -------------       -------------        -------------
  Net investment loss ...........................................          (3,170,886)           (753,308)            (148,638)
                                                                        -------------       -------------        -------------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
  Net realized gain/(loss) from:
    Security transactions .......................................        (126,654,742)        (23,364,076)             341,913
    Options .....................................................          12,065,960           4,413,231              754,321
  Net change in unrealized appreciation/(depreciation) on:
    Security transactions .......................................          69,223,234          13,571,773           (2,006,545)
    Options .....................................................          (1,879,422)            (79,689)            (114,011)
                                                                        -------------       -------------        -------------
     Net realized and unrealized loss on investments ............         (47,244,970)         (5,458,761)          (1,024,322)
                                                                        -------------       -------------        -------------
  Net decrease in net assets resulting from operations ..........       $ (50,415,856)      $  (6,212,069)       $  (1,172,960)
                                                                        =============       =============        =============

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                      Kelmoore                 Kelmoore Strategy(R)         Kelmoore Strategy(R)
                                                  Strategy(R) Fund                  Eagle Fund                  Liberty Fund
                                             ---------------------------   ---------------------------   ---------------------------
                                              Year Ended     Year Ended     Year Ended    Period Ended   Year Ended     Period Ended
                                             February 28,   February 28,   February 28,   February 28,   February 28,   February 28,
                                                 2002           2001           2002          2001*          2002            2001**
                                             ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment loss ....................  $  (3,170,886)  $ (1,623,848)  $   (753,308)  $   (275,300)  $   (148,638)  $    (4,689)
  Net realized gain/(loss) on securities
   and options ...........................   (114,588,782)    41,984,443    (18,950,845)     4,404,687      1,096,234        22,140
  Net change in unrealized
   appreciation/(depreciation) on
   securities and options ................     67,343,812    (91,581,404)    13,492,084    (23,944,265)    (2,120,556)     (327,070)
                                            -------------   ------------   ------------   ------------   ------------   -----------
  Net (decrease) in net assets
   resulting from operations .............    (50,415,856)   (51,220,809)    (6,212,069)   (19,814,878)    (1,172,960)     (309,619)
                                            -------------   ------------   ------------   ------------   ------------   -----------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net realized short-term capital gains:
    Class C ..............................    (16,504,995)   (29,715,100)    (3,254,827)    (2,361,644)      (568,893)      (11,615)
    Class A ..............................    (10,330,312)   (11,027,716)    (2,432,119)    (1,826,517)      (371,435)       (4,069)
  Net realized long-term capital gains:
    Class C ..............................             --             --             --             --        (37,961)           --
    Class A ..............................             --             --             --             --        (27,349)           --
                                            -------------   ------------   ------------   ------------   ------------   -----------
  Total distributions to shareholders ....    (26,835,307)   (40,742,816)    (5,686,946)    (4,188,161)    (1,005,638)      (15,684)
                                            -------------   ------------   ------------   ------------   ------------   -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class C ..............................     69,866,105    154,013,690     18,624,766     30,218,134     15,889,302     2,517,785
    Class A ..............................     76,955,169    110,167,494     20,803,536     16,975,387     12,465,679       813,484
  Reinvestment of distributions:
    Class C ..............................     12,385,692     23,326,142      2,379,279      1,824,035        460,709        10,503
    Class A ..............................      6,384,870      7,894,494      1,581,885      1,496,354        252,736         3,503
  Cost of shares redeemed:
    Class C ..............................    (58,808,824)   (51,804,730)    (8,468,660)    (2,809,353)    (2,407,163)     (211,524)
    Class A ..............................    (37,038,646)   (11,576,627)    (2,876,099)      (406,662)      (499,026)           --
                                            -------------   ------------   ------------   ------------   ------------   -----------
  Increase in net assets derived from
   capital share transactions (a) ........     69,744,366    232,020,463     32,044,707     47,297,895     26,162,237     3,133,751
                                            -------------   ------------   ------------   ------------   ------------   -----------
    TOTAL INCREASE/
     (DECREASE) IN NET ASSETS ............     (7,506,797)   140,056,838     20,145,692     23,294,856     23,983,639     2,808,448
                                            -------------   ------------   ------------   ------------   ------------   -----------
NET ASSETS:
  Beginning of period ....................    271,597,988    131,541,150     23,294,856             --      2,808,448            --
                                            -------------   ------------   ------------   ------------   ------------   -----------
  End of period ..........................  $ 264,091,191   $271,597,988   $ 43,440,548   $ 23,294,856   $ 26,792,087   $ 2,808,448
                                            =============   ============   ============   ============   ============   ===========
  (a) Transactions in capital stock were:
    Shares sold:
      Class C ............................     12,131,317     18,719,624      6,465,287      4,357,338      1,969,558       281,495
      Class A ............................     13,385,855     13,386,027      7,419,921      2,215,580      1,540,797        81,997
    Shares issued through
     reinvestment of distributions:
      Class C ............................      2,225,089      2,929,508        838,576        317,462         57,548         1,159
      Class A ............................      1,130,691        992,088        560,911        223,016         31,403           387
    Shares redeemed:
      Class C ............................    (10,656,276)    (6,718,903)    (3,056,958)      (510,327)      (293,085)      (50,608)
      Class A ............................     (6,781,504)    (1,514,015)    (1,013,415)       (95,328)       (62,997)           --
                                            -------------   ------------   ------------   ------------   ------------   -----------
  Increase in shares outstanding .........     11,435,172     27,794,329     11,214,322      6,507,741      3,243,224       314,430
                                            =============   ============   ============   ============   ============   ===========

------------------
 * Commenced operations on June 29, 2000.
** Commenced operations on December 26, 2000.

                       See Notes to Financial Statements.

                       This page left intentionally blank

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           FEBRUARY 28, 2002


The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                             Kelmoore Strategy(R) Fund
                                                      -------------------------------------------------------------------------
                                                           Year Ended              Year Ended                 Period Ended
                                                       February 28, 2002        February 28, 2001          February 29, 2000
                                                      --------------------     --------------------     ----------------------
                                                      Class C     Class A      Class C     Class A      Class C*      Class A*
                                                      --------    --------     --------    --------     --------      --------
Net asset value,
 beginning of period ................................ $   6.33    $   6.41     $   8.80    $   8.84     $  10.00      $   9.43
                                                      --------    --------     --------    --------     --------      --------
  Income from investment operations:
  Net investment loss ...............................    (0.08)      (0.04)       (0.07)      (0.01)       (0.05)#          --#
  Net realized and unrealized gain/(loss)
   on investments ...................................    (0.88)      (0.89)       (0.99)      (1.01)        0.59          0.44
                                                      --------    --------     --------    --------     --------      --------
    Total from investment operations ................    (0.96)      (0.93)       (1.06)      (1.02)        0.54          0.44
                                                      --------    --------     --------    --------     --------      --------
  Less distributions from:
  Net realized gains ................................    (0.54)      (0.54)       (1.41)      (1.41)       (1.74)        (1.03)
                                                      --------    --------     --------    --------     --------      --------
Net asset value, end of period ...................... $   4.83    $   4.94     $   6.33    $   6.41     $   8.80      $   8.84
                                                      ========    ========     ========    ========     ========      ========
Total return ........................................   (16.00)%    (15.31)%+    (14.61)%    (14.05)%+      5.54%(2)      4.55%(2),+
Ratios/Supplemental Data
  Net assets, end of period (in 000s) ............... $153,639    $110,452     $177,870    $ 93,728     $116,051      $ 15,490
  Ratio of expenses to average net assets:
    Before fee waivers and expense reimbursements ...     2.51%       1.76%        2.41%       1.66%        3.20%(1)      2.45%(1)
    After fee waivers and expense reimbursements ....     2.51%       1.76%        2.41%       1.66%        3.00%(1)      2.25%(1)
  Ratio of net investment loss to average net assets:
    Before fee waivers and expense reimbursements ...    (1.40)%     (0.65)%      (0.89)%     (0.14)%      (1.82)%(1)    (1.07)%(1)
    After fee waivers and expense reimbursements ....    (1.40)%     (0.65)%      (0.89)%     (0.14)%      (1.62)%(1)    (0.87)%(1)
  Portfolio turnover rate ...........................   133.04%     133.04%      166.43%     166.43%      218.66%(2)    218.66%(2)

------------------
  * Kelmoore Strategy Class C and Class A commenced operations on May 3, 1999 and October 25, 1999, respectively.
 ** Kelmoore Strategy Eagle Class C and Class A commenced operations on June 29,
    2000.
*** Kelmoore Strategy Liberty Class C and Class A commenced operations on
    December 26, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS


           Kelmoore Strategy(R) Eagle Fund                           Kelmoore Strategy(R) Liberty Fund
----------------------------------------------------       -----------------------------------------------------
     Year Ended                 Period Ended                    Year Ended                  Period Ended
  February 28, 2002           February 28, 2001              February 28, 2002            February 28, 2001
---------------------      -------------------------       ---------------------      --------------------------
Class C      Class A       Class C**       Class A**       Class C      Class A       Class C***      Class A***
--------     --------      --------        ---------       --------     --------      ----------      ----------
$   3.57     $   3.59      $  10.00        $  10.00        $   8.93     $   8.94      $  10.00        $  10.00
--------     --------      --------        --------        --------     --------      --------        --------

   (0.08)       (0.04)        (0.10)#         (0.07)#         (0.10)       (0.05)        (0.02)#         (0.01)#
   (0.56)       (0.58)        (4.62)          (4.63)          (0.31)       (0.31)        (1.00)          (1.00)
--------     --------      --------        --------        --------     --------      --------        --------
   (0.64)       (0.62)        (4.72)          (4.70)          (0.41)       (0.36)        (1.02)          (1.01)
--------     --------      --------        --------        --------     --------      --------        --------

   (0.50)       (0.50)        (1.71)          (1.71)          (1.02)       (1.02)        (0.05)          (0.05)
--------     --------      --------        --------        --------     --------      --------        --------
$   2.43     $   2.47      $   3.57        $   3.59        $   7.50     $   7.56      $   8.93        $   8.94
========     ========      ========        ========        ========     ========      ========        ========
  (19.25)%     (18.51)%+     (55.26)%(2)     (55.04)%(2),+    (5.00)%      (4.39)%+     (10.21)%(2)     (10.11)%(2),+

$ 20,475     $ 22,965      $ 14,884        $  8,411        $ 14,753     $ 12,039      $  2,072        $    736

    2.99%        2.24%         4.13%(1)        3.38%(1)        4.53%        3.78%        19.58%(1)       18.83%(1)
    2.99%        2.24%         2.99%(1)        2.24%(1)        3.00%        2.25%         3.00%(1)        2.25%(1)

   (2.68)%      (1.93)%       (3.62)%(1)      (2.87)%(1)      (3.57)%      (2.82)%      (17.88)%(1)     (17.13)%(1)
   (2.68)%      (1.93)%       (2.47)%(1)      (1.72)%(1)      (2.04)%      (1.29)%       (1.30)%(1)      (0.55)%(1)
  119.01%      119.01%        83.44%(2)       83.44%(2)      131.62%      131.62%        50.94%(2)       50.94%(2)

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 28, 2002


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end, diversified management investment company was organized as a Delaware business trust on November 30, 1998. The Trust operates as a series company and, at February 28, 2002, consisted of three diversified investment portfolios (each a "Fund" and collectively the "Funds"). The Trust has a fiscal year ending the last day of February each year and currently consists of three investment funds, Kelmoore Strategy(R) Fund ("Strategy"), Kelmoore Strategy(R) Eagle Fund ("Eagle") and Kelmoore Strategy(R) Liberty Fund ("Liberty"). Each Funds' primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalizations in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies with market capitalizations in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's main strategy is to purchase the common stocks of large companies with market capitalizations in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price in the market where such options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the purchase price, plus commission costs,

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2002


exceeds the original premium, minus commission costs, received on the sale of the option) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security was, at the time the option was written, trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date the option is closed would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in options contracts written for the year ended February 28, 2002 were as follows:

                                                 Strategy Fund                    Eagle Fund
                                         -----------------------------    ----------------------------
                                          Contracts        Premium         Contracts        Premium
                                         -----------    --------------    -----------    -------------
Outstanding at February 28, 2001 .....    (6,173,600)   $   (8,247,207)      (740,000)   $    (873,630)
Options written during period ........   (97,207,800)     (147,322,993)    (9,920,300)     (14,514,768)
Options exercised during period ......     6,034,600        12,706,008        629,400        1,384,520
Options expired during period ........     7,473,300         8,896,854      3,588,500        4,183,002
Options closed during period .........    84,784,800       127,161,128      5,759,900        8,919,566
                                         -----------    --------------    -----------    -------------
Outstanding at February 28, 2002 .....    (5,088,700)   $   (6,806,210)      (682,500)   $    (901,310)
                                         ===========    ==============    ===========    =============

                                                                                  Liberty Fund
                                                                          ----------------------------
                                                                           Contracts        Premium
                                                                          -----------    -------------
Outstanding at February 28, 2001 ....................................         (64,400)   $    (111,710)
Options written during period .......................................      (1,291,100)      (1,756,828)
Options exercised during period .....................................         237,400          372,134
Options expired during period .......................................         419,300          523,320
Options closed during period ........................................         203,000          292,913
                                                                          -----------    -------------
Outstanding at February 28, 2002 ....................................        (495,800)   $    (680,171)
                                                                          ===========    =============

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2002


C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to such income tax, therefore, no federal income tax provisions will be required.

At February 28, 2002, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation in which there is an excess of tax cost over value for all securities were as follows:

                         Federal       Net Unrealized    Appreciated      Depreciated
Fund                    Tax Cost        Depreciation      Securities       Securities
----                  ------------     --------------    -----------     --------------
Strategy .........    $273,841,047     $ (37,842,918)       $544,285     $ (38,387,203)
Eagle ............      53,132,580       (14,284,701)          8,809       (14,293,510)
Liberty ..........      28,350,023        (2,727,553)        234,429        (2,961,982)

Differences between book and tax mostly consist of deferred losses on wash sales. At February 28, 2002, the capital loss carryforwards for Federal income tax purposes were as follows:


Fund                                    Capital Loss Carryforward    Year of Expiration
----                                    -------------------------    ------------------
Strategy ...........................         $ (113,450,966)                2010
Eagle ..............................            (15,154,727)                2010
Liberty ............................                     --                   --

The tax character of dividends and distributions paid during the year ended February 28, 2002 was as follows:

                                        Strategy Fund     Eagle Fund     Liberty Fund
                                        -------------     ----------     ------------
                                             2002            2002            2002
                                        -------------     ----------     ------------
Ordinary Income ....................     $ 2,728,964      $  403,327      $  940,328
Long-term capital gain .............              --              --          65,310
Return of capital ..................      24,106,343       5,283,619              --
                                         -----------      ----------      ----------
Total ..............................     $26,835,307      $5,686,946      $1,005,638
                                         ===========      ==========      ==========

Pursuant to section 852 of the Internal Revenue Code, the Liberty Fund designated $65,310 as long-term capital gain dividend for the taxable year ended February 28, 2002.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2002


As of February 28, 2002, the components of Distributable Earnings/(Losses) on a tax basis were as follows:

                                                                  Strategy Fund       Eagle Fund       Liberty Fund
                                                                  -------------      ------------      ------------
Undistributed ordinary income/(loss) .........................    $     (29,250)     $       (146)     $   374,248
Deemed distribution of income ................................       (1,036,627)         (306,037)         (68,030)
Capital loss carryforwards ...................................     (113,450,966)      (15,154,727)              --
Post-October losses ..........................................               --                --          (37,001)
Unrealized depreciation including straddle deferrals .........      (38,036,025)      (14,307,298)      (2,750,741)
                                                                  -------------      ------------      -----------
Total distributable earnings/(losses) ........................    $(152,552,868)     $(29,768,208)     $(2,481,524)
                                                                  =============      ============      ===========

Post October losses represent losses realized on investment transactions from November 1, 2001 through February 28, 2002 that, the Liberty Fund in accordance with Federal income tax regulations, has elected to defer and treat as having arisen in the following fiscal year.

F. RECLASSIFICATIONS. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. For the year ended February 28, 2002, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                                                         Increase/(Decrease)    Increase/(Decrease)
                                                 Increase/(Decrease)      Undistributed Net         Accumulated
Fund                                               Paid-in Capital     Investment Income/Loss   Realized Gain/Loss
----                                             -------------------   ----------------------   -------------------
Strategy Fund .................................     $ (28,225,317)           $3,184,386             $25,040,931
Eagle Fund ....................................        (6,091,740)              753,356               5,338,384
Liberty Fund ..................................                --               130,950                (130,950)

The above relates to the recharacterization of short-term gain distributions into ordinary income, the overdistribution of short-term capital gains for tax purposes and the reclassification of net operating losses to paid-in capital.

G. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at the Bank of New York. The interest is paid to the Funds on a monthly basis.

H. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I. NET ASSET VALUE AND CALCULATION OF EXPENSES. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the respective class of shares.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2002


J. PRINCIPAL SHAREHOLDERS. Fund shareholders who each held in excess of 5% of the relevant Fund's shares outstanding at February 28, 2002, held the aggregate percentages of the respective Fund's shares:

Fund                                                            Class of shares     Percentage
----                                                            ---------------     ----------
Strategy ...................................................        Class C            6.81%
Eagle ......................................................        Class C            6.20%
Liberty ....................................................        Class A           17.38%

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, for the year ended February 28, 2002, were as follows:

                                                                  Purchases           Sales
                                                                ------------      ------------
Strategy Fund ..............................................    $381,806,740      $335,345,532
Eagle Fund .................................................      63,104,599        34,856,978
Liberty Fund ...............................................      35,772,064        10,166,943

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C, and for the Eagle and Liberty Funds will not exceed 2.25% for Class A and 3.00% for Class C. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total operating expenses to exceed any current expense limitation. For the year ended February 28, 2002, advisory fees of $2,853,201 and $318,527 were paid by the Strategy and Eagle Funds, respectively. For the year ended February 28, 2002, the advisor waived $84,551 of advisory fee and reimbursed expenses of $46,658 for the Liberty Fund, which the Advisor may recoup through February 28, 2005.

During the year ended February 28, 2002, the Advisor recouped $3,999 of waived or reimbursed expenses from the Eagle Fund.

At February 28, 2002, the balance of recoupable expenses for the Eagle and Liberty Funds were:

Fund                                                        2001          2002         Total
----                                                     ----------    ----------   ----------
Eagle Fund ...........................................    $142,953      $     --     $142,953
Liberty Fund .........................................      68,994       131,209      200,203

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                      FEBRUARY 28, 2002


the Advisor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Advisor, as the Distributor, for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the year ended February 28, 2002, the Strategy Fund reimbursed the Distributor $2,020,633, ($277,523 for Class A and $1,743,110 for Class C), the Eagle Fund reimbursed the Distributor $217,617, ($33,637 for Class A and $183,980 for Class C) and the Liberty Fund reimbursed the Distributor $59,498, ($8,351 for Class A and $51,147 for Class C) for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of February 28, 2002, the Funds have paid $11,451,466, $1,069,804 and $211,563 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to the Advisor and affiliated parties. CS First Boston ("CSFB") acts as the clearing broker for the Funds' transactions and is compensated by the advisor for these services. CSFB is not affiliated with the advisor.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $8,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Kelmoore Strategic Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy(R) Fund, Kelmoore Strategy(R) Eagle Fund, and Kelmoore Strategy(R) Liberty Fund (constituting Kelmoore Strategic Trust, hereafter referred to as the "Trust") at February 28, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
San Francisco, California
April 5, 2002

TRUSTEES AND EXECUTIVE OFFICERS


Information pertaining to the Trustees and executive officers* of Kelmoore Strategic Trust is set forth below. The statement of additional information
(SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (877) 328-9456.

                                                                                 Number of
                                                                               Portfolios in
                              Term of Office                                   Fund Complex       Other Directorships/
Name, Age, Address and        and Length of       Principal Occupation(s)       Overseen by        Trusteeships Held
Position(s) with Fund         Time Served(1)        During Past 5 Years           Trustee             by Trustee(3)
---------------------        ---------------  ------------------------------  -------------- ------------------------------

                                                 DISINTERESTED TRUSTEES

William H. Barnes (70)       Since 1999       President, Barnes, Stork &      Three          Director, Trinity Guardian
 2471 E. Bayshore Road                        Associates, a registered                       Foundation, a firm which
 #501, Palo Alto, CA 94303                    investment advisor, from                       manages assets in support of
Trustee                                       March 1975 to present.                         local charities, from January
                                                                                             1996 to present; Director,
                                                                                             Church of the Pioneers
                                                                                             Foundation, a firm which
                                                                                             manages assets in support of a
                                                                                             local church, from January
                                                                                             1985 to present; and Director,
                                                                                             Carmel Public Library
                                                                                             Foundation, a firm raising
                                                                                             funds in support of a local
                                                                                             library, from July 1999 to
                                                                                             present.

Jeffrey Ira (47)             Since 1999       Partner and Certified Public    Three          None
 2471 E. Bayshore Road                        Accountant, C.G. Uhlonberg
 #501, Palo Alto, CA 94303                    LLP, a certified public
Trustee                                       accounting firm, from May 1984
                                              to present; and City Councilman,
                                              Redwood City, CA, from November
                                              1997 to present.

Lisa Ann McCarthy (42)       Since 1999       President, Crossing Main, a     Three          None
 2471 E. Bayshore Road                        retail women's clothing
 #501, Palo Alto, CA 94303                    company, from October 1992
Trustee                                       to present.

Ignatius J. Panzica (58)     Since 1999       Self-Employed from November     Three          None
 2471 E. Bayshore Road                        1997 to present; Formerly,
 #501, Palo Alto, CA 94303                    President and Chief Executive
Trustee                                       Officer of Custom Chrome,
                                              Inc., a supplier of motorcar
                                              parts and accessories, from
                                              May 1969 to November 1997.

Stephen W. Player (60)       Since 1999       Associate Director of Planned   Three          None
 2471 E. Bayshore Road                        Giving, Stanford University,
 #501, Palo Alto, CA 94303                    from August 2000 to present;
Trustee                                       Formerly, Attorney and Owner,
                                              Law Offices of Stephen W.
                                              Player, from March 1994 to
                                              August 2000.

                                                                                 Number of
                                                                               Portfolios in
                              Term of Office                                    Fund Complex      Other Directorships/
Name, Age, Address and        and Length of       Principal Occupation(s)       Overseen by        Trusteeships Held
Position(s) with Fund         Time Served(1)        During Past 5 Years           Trustee             by Trustee(3)
---------------------        ---------------  -------------------------------- -------------  -------------------------------
Kenneth D. Treece (57)       Since 1999       Chief Executive Officer, SBMC    Three          Director, Tiua, Inc., a company
 2471 E. Bayshore Road                        Corporation, a precision sheet                  selling home vacuum sealing
 #501, Palo Alto, CA 94303                    metal producer, from May                        equipment.
Trustee                                       1996 to present; Formerly, Chief
                                              Executive Officer, The Gluers, a
                                              trade bindery, from August 1988
                                              to August 1997.

                                                     INTERESTED TRUSTEES(2)

Richard D. Stanley (69)      Since 1999       Corporate Trainer, Kelmoore      Three          None
 2471 E. Bayshore Road                        Investment Company, Inc., an
 #501, Palo Alto, CA 94303                    investment advisor, from
Chairman and Trustee                          September 2000 to present
                                              and President of Naranja, Inc.,
                                              an investment and consulting
                                              corporation, from October
                                              1994 to present.

Matthew Kelmon (33)          Since 1999       Vice President of Trading,       Three          None
 2471 E. Bayshore Road                        Kelmoore Investment
 #501, Palo Alto, CA 94303                    Company, Inc., an investment
President, Trustee and Chief                  advisor, from April 1994 to
Executive Officer                             present; Formerly, an Account
                                              Executive, M.L. Stern & Co.,
                                              Inc., a bond dealer, from June
                                              1993 to April 1994.

                                           EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES

Tamara Beth Heiman (31)      Since 1999       Senior Executive                 N/A            N/A
 2471 E. Bayshore Road                        Vice President and Director
 #501, Palo Alto, CA 94303                    of Marketing, Kelmoore
Secretary and Treasurer                       Investment Company, Inc.,
                                              an investment advisor, from
                                              March 1999 to present;
                                              Formerly, Vice President
                                              of Investment Advisory
                                              Services, Josephthal & Co.,
                                              a NYSE broker/dealer, from
                                              August 1997 to March 1999
                                              and Vice President, Director
                                              of Asset Management, First
                                              Allied Securities, a national
                                              independent broker/dealer,
                                              from August 1994 to
                                              March 1999.

  *The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1)Each Trustee holds office for life or until his/her successor is duly elected and qualified or the Trust terminates. Each officer holds office until his/her successor is elected and qualified.

(2)Messrs. Stanley and Kelmon are considered "interested persons" of the Trust due to their affiliation with the Advisor.

(3)Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

DIVIDEND NOTICES

February 28, 2002


Note the following information is required by section 854(b)(2) of the Internal Revenue Code.


                                                 PERCENTAGE OF ORDINARY DIVIDEND
                                                    INCOME QUALIFYING FOR THE
                                                     70% CORPORATE DIVIDEND
                                                       RECEIVED DEDUCTION
                                                 -------------------------------
Strategy Fund ...............................                    --
Eagle Fund ..................................                    --
Liberty Fund ................................                  5.43%

                       This page left intentionally blank

FOR MORE INFORMATION




ADMINISTRATOR, TRANSFER AGENT AND     COUNSEL
FUND ACCOUNTING AGENT                 Sutherland Asbill & Brennan LLP
PFPC Inc.                             1275 Pennsylvania Avenue, NW
211 South Gulph Road                  Washington, D.C. 20004-2415
King of Prussia, PA 19406
(877) 328-9456                        INDEPENDENT ACCOUNTANTS
                                      PricewaterhouseCoopers LLP
CUSTODIAN                             333 Market Street
The Bank of New York                  San Francisco, CA 94105
48 Wall Street
New York, NY 10286



--------------------------------------------------------------------------------
KELMOORE STRATEGIC TRUST
2471 E. Bayshore Road, Suite 501
Palo Alto, CA 94303
(877) 328-9456

The Trust's SEC file no. is 811-9165










                        FOR ADDITIONAL INFORMATION ABOUT
                         THE KELMOORE STRATEGY(R) FUNDS
                                CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.